Property and equipment	12 Months Ended
Dec. 31, 2017
Property and equipment
Property and equipment

10.Property and equipment

Property and equipment as of December 31, 2017 included the following (in thousands):

	Computer	Fixtures and	Leasehold
Cost	Equipment	Fittings	Improvements	Total
Balance at January 1, 2017	$3,645	$974	$2,040	$6,659
Additions	1,698	213	407	2,318
Disposals	(267)	(22)	(20)	(309)
Effect of change in exchange rates	237	62	157	456
Balance at December 31, 2017	5,313	1,227	2,584	9,124
Depreciation
Balance at January 1, 2017	2,607	564	945	4,116
Depreciation expense	887	141	484	1,512
Disposals	(267)	(22)	(20)	(309)
Effect of change in exchange rates	157	97	78	332
Balance at December 31, 2017	$3,384	$780	$1,487	$5,651
Carrying amount at December 31, 2017	$1,929	$447	$1,097	$3,473

Property and equipment as of December 31, 2016 included the following (in thousands):

	Computer	Fixtures and	Leasehold
Cost	Equipment	Fittings	Improvements	Total
Balance at January 1, 2016	$2,898	$903	$1,687	$5,488
Additions	849	127	441	1,417
Disposals	—	(25)	(9)	(34)
Effect of change in exchange rates	(102)	(31)	(79)	(212)
Balance at December 31, 2016	3,645	974	2,040	6,659
Depreciation
Balance at January 1, 2016	2,091	437	563	3,091
Depreciation expense	649	119	425	1,193
Disposals	—	(25)	(9)	(34)
Effect of change in exchange rates	(133)	33	(34)	(134)
Balance at December 31, 2016	$2,607	$564	$945	$4,116
Carrying amount at December 31, 2016	$1,038	$410	$1,095	$2,543